AMERICAN STOCK EXCHANGE®
Equities Options ETFs

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

Cert Amx

RECD S.E.C.
DEC 1 9 2005
1086

1-32704

[redacted]

05067935

December 13, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Office of Filings and Information Services
Filer Support #2
Room #2531
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
DEC 2 0 2005
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that the American Stock Exchange, (the "Exchange") received from TARGETS Trust XXVI (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

TARGETS Trust XXVI
With respect to the common stock of Sprint Nextel Corporation

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Richard Mikaliunas